Investment Strategy	Jul. 31, 2026
Tradr 2X Long AAON Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal market circumstances, the Fund will maintain at least 80% exposure to financial instruments that provide two times leveraged exposure to the daily performance of AAON. This may include AAON stock in addition to financial instruments discussed below. The Fund is an actively-managed ETF that seeks to achieve on a daily basis, before fees and expenses, 200% performance of AAON for a single-trading day, not for any other period, by entering into one or more swaps and/or purchasing listed options on AAON and/or investing directly in the common stock of AAON. A “single-trading day” is measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation. However, the use of option contracts or direct investments in common stock of AAON is typically less efficient than swaps and may increase the likelihood that the Fund is unable to achieve its daily 2X objective.

The Fund will enter into one or more swaps with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on AAON. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing AAON. If the Advisor determines to use call options, the Fund will purchase exchange-traded call options, including FLexible EXchange® Options (“FLEX Options”). FLEX Options are customized options contracts that trade on an exchange but provide investors with the ability to customize key contract terms like strike price, style and expiration date while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over-the-counter (“OTC”) options positions. Like traditional exchange-traded options, FLEX Options are guaranteed for settlement by the Options Clearing Corporation (“OCC”), a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts. The FLEX Options are listed on the Exchange. The Fund may take delivery of AAON stock if it chooses to exercise a call option and either hold or sell the stock in the secondary markets.

Additionally, the Fund may use other option strategies to produce similar exposure to AAON, like buying calls and selling puts with identical strike prices. Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the asset, in case of certain call options) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the asset, in case of certain call options) at a certain defined price. In situations where swap availability is constrained, the Fund may rely more heavily on options contracts. Additionally, the Fund may use options in response to changing market dynamics.

The Advisor attempts to consistently apply leverage to increase the Fund’s exposure to 200% of AAON, and expects to rebalance the Fund’s holdings daily to maintain such exposure. Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single-trading day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of AAON over the same period. As a result of its investment strategies, the Fund will be concentrated in the industry assigned to AAON (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure to the industry assigned to AAON). AAON is assigned to the Building Products industry as of the date of this prospectus.

Additionally, the Fund may invest all available cash in the Fund’s portfolio in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short-term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality (“Collateral Investments”).

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”), which means that it may invest more of its assets in a smaller number of issuers than “diversified” funds. The Fund may engage in frequent and active trading.

AAON provides heating, ventilation, air conditioning, and liquid cooling solutions for commercial and industrial indoor environments. AAON designs, manufactures and tests highly configurable equipment to meet specific customer requirements, with a focus on reliable performance, efficiency, and long-term value. AAON is headquartered in Tulsa, Oklahoma. As of May 8, 2026, AAON had a market capitalization of approximately $10.58 billion.

AAON is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by AAON pursuant to the Exchange Act can be located by reference to the SEC file number 000-18953 through the SEC’s website at www.sec.gov. In addition, information regarding AAON may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

The Fund has derived all disclosures contained in this document regarding AAON from the publicly available documents described above. In connection with the offering of the Fund’s securities, none of the Fund, the Trust, the Advisor or any of their respective affiliates has participated in the preparation of such documents. The Advisor has not made any due diligence inquiry with respect to the data or information underlying the publicly available information of AAON. None of the Fund, the Trust, the Advisor or any of their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding AAON is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of AAON have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning AAON could affect the value of the Fund’s investments with respect to AAON and therefore the value of the Fund.

None of the Trust, the Fund, the Advisor or any of their respective affiliates makes any representation to you as to the performance of AAON.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market circumstances, the Fund will maintain at least 80% exposure to financial instruments that provide two times leveraged exposure to the daily performance of AAON.
Strategy Portfolio Concentration [Text]	As a result of its investment strategies, the Fund will be concentrated in the industry assigned to AAON (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure to the industry assigned to AAON). AAON is assigned to the Building Products industry as of the date of this prospectus.
Tradr 2X Long AEHR Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal market circumstances, the Fund will maintain at least 80% exposure to financial instruments that provide two times leveraged exposure to the daily performance of AEHR. This may include AEHR stock in addition to financial instruments discussed below. The Fund is an actively-managed ETF that seeks to achieve on a daily basis, before fees and expenses, 200% performance of AEHR for a single-trading day, not for any other period, by entering into one or more swaps and/or purchasing listed options on AEHR and/or investing directly in the common stock of AEHR. A “single-trading day” is measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation. However, the use of option contracts or direct investments in common stock of AEHR is typically less efficient than swaps and may increase the likelihood that the Fund is unable to achieve its daily 2X objective.

The Fund will enter into one or more swaps with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on AEHR. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing AEHR. If the Advisor determines to use call options, the Fund will purchase exchange-traded call options, including FLexible EXchange® Options (“FLEX Options”). FLEX Options are customized options contracts that trade on an exchange but provide investors with the ability to customize key contract terms like strike price, style and expiration date while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over-the-counter (“OTC”) options positions. Like traditional exchange-traded options, FLEX Options are guaranteed for settlement by the Options Clearing Corporation (“OCC”), a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts. The FLEX Options are listed on the Exchange. The Fund may take delivery of AEHR stock if it chooses to exercise a call option and either hold or sell the stock in the secondary markets.

Additionally, the Fund may use other option strategies to produce similar exposure to AEHR, like buying calls and selling puts with identical strike prices. Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the asset, in case of certain call options) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the asset, in case of certain call options) at a certain defined price. In situations where swap availability is constrained, the Fund may rely more heavily on options contracts. Additionally, the Fund may use options in response to changing market dynamics.

The Advisor attempts to consistently apply leverage to increase the Fund’s exposure to 200% of AEHR, and expects to rebalance the Fund’s holdings daily to maintain such exposure. Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single-trading day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of AEHR over the same period. As a result of its investment strategies, the Fund will be concentrated in the industry assigned to AEHR (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure to the industry assigned to AEHR). AEHR is assigned to the Semiconductor Equipment & Materials industry as of the date of this prospectus.

Additionally, the Fund may invest all available cash in the Fund’s portfolio in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short-term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality (“Collateral Investments”).

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”), which means that it may invest more of its assets in a smaller number of issuers than “diversified” funds. The Fund may engage in frequent and active trading.

AEHR provides test solutions for testing, burning-in, and stabilizing semiconductor devices in wafer level, singulated die, and packaged part form, with thousands of systems installed worldwide. AEHR provides a range of solutions for semiconductor devices and its combination of solutions positions AEHR well within the rapidly growing artificial intelligence market as a turn-key provider of reliability and testing that spans from engineering to high volume production. AEHR is headquartered in Fremont, California. As of May 8, 2026, AEHR had a market capitalization of approximately $2.87 billion.

AEHR is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by AEHR pursuant to the Exchange Act can be located by reference to the SEC file number 000-22893 through the SEC’s website at www.sec.gov. In addition, information regarding AEHR may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

The Fund has derived all disclosures contained in this document regarding AEHR from the publicly available documents described above. In connection with the offering of the Fund’s securities, none of the Fund, the Trust, the Advisor or any of their respective affiliates has participated in the preparation of such documents. The Advisor has not made any due diligence inquiry with respect to the data or information underlying the publicly available information of AEHR. None of the Fund, the Trust, the Advisor or any of their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding AEHR is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of AEHR have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning AEHR could affect the value of the Fund’s investments with respect to AEHR and therefore the value of the Fund.

None of the Trust, the Fund, the Advisor or any of their respective affiliates makes any representation to you as to the performance of AEHR.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market circumstances, the Fund will maintain at least 80% exposure to financial instruments that provide two times leveraged exposure to the daily performance of AEHR.
Strategy Portfolio Concentration [Text]	As a result of its investment strategies, the Fund will be concentrated in the industry assigned to AEHR (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure to the industry assigned to AEHR). AEHR is assigned to the Semiconductor Equipment & Materials industry as of the date of this prospectus.
Tradr 2X Long ASPI Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal market circumstances, the Fund will maintain at least 80% exposure to financial instruments that provide two times leveraged exposure to the daily performance of ASPI. This may include ASPI stock in addition to financial instruments discussed below. The Fund is an actively-managed ETF that seeks to achieve on a daily basis, before fees and expenses, 200% performance of ASPI for a single-trading day, not for any other period, by entering into one or more swaps and/or purchasing listed options on ASPI and/or investing directly in the common stock of ASPI. A “single-trading day” is measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation. However, the use of option contracts or direct investments in common stock of ASPI is typically less efficient than swaps and may increase the likelihood that the Fund is unable to achieve its daily 2X objective.

The Fund will enter into one or more swaps with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on ASPI. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing ASPI. If the Advisor determines to use call options, the Fund will purchase exchange-traded call options, including FLexible EXchange® Options (“FLEX Options”). FLEX Options are customized options contracts that trade on an exchange but provide investors with the ability to customize key contract terms like strike price, style and expiration date while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over-the-counter (“OTC”) options positions. Like traditional exchange-traded options, FLEX Options are guaranteed for settlement by the Options Clearing Corporation (“OCC”), a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts. The FLEX Options are listed on the Exchange. The Fund may take delivery of ASPI stock if it chooses to exercise a call option and either hold or sell the stock in the secondary markets.

Additionally, the Fund may use other option strategies to produce similar exposure to ASPI, like buying calls and selling puts with identical strike prices. Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the asset, in case of certain call options) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the asset, in case of certain call options) at a certain defined price. In situations where swap availability is constrained, the Fund may rely more heavily on options contracts. Additionally, the Fund may use options in response to changing market dynamics.

The Advisor attempts to consistently apply leverage to increase the Fund’s exposure to 200% of ASPI, and expects to rebalance the Fund’s holdings daily to maintain such exposure. Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single-trading day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of ASPI over the same period. As a result of its investment strategies, the Fund will be concentrated in the industry assigned to ASPI (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure to the industry assigned to ASPI). ASPI is assigned to the Chemicals industry as of the date of this prospectus.

Additionally, the Fund may invest all available cash in the Fund’s portfolio in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short-term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality (“Collateral Investments”).

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”), which means that it may invest more of its assets in a smaller number of issuers than “diversified” funds. The Fund may engage in frequent and active trading.

ASPI is an advanced materials company dedicated to the development of a differentiated isotope enrichment platform to strengthen global supply chain access to critical materials used in nuclear medicine, next-generation semiconductors, and nuclear energy. ASPI’s proprietary enrichment technologies are designed to enable the production of isotopes for a range of industrial and advanced technology applications. ASPI is headquartered in Dallas, Texas. As of May 8, 2026, ASPI had a market capitalization of approximately $671.0 million.

ASPI is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by ASPI pursuant to the Exchange Act can be located by reference to the SEC file number 001-41555 through the SEC’s website at www.sec.gov. In addition, information regarding ASPI may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

The Fund has derived all disclosures contained in this document regarding ASPI from the publicly available documents described above. In connection with the offering of the Fund’s securities, none of the Fund, the Trust, the Advisor or any of their respective affiliates has participated in the preparation of such documents. The Advisor has not made any due diligence inquiry with respect to the data or information underlying the publicly available information of ASPI. None of the Fund, the Trust, the Advisor or any of their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding ASPI is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of ASPI have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning ASPI could affect the value of the Fund’s investments with respect to ASPI and therefore the value of the Fund.

None of the Trust, the Fund, the Advisor or any of their respective affiliates makes any representation to you as to the performance of ASPI.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market circumstances, the Fund will maintain at least 80% exposure to financial instruments that provide two times leveraged exposure to the daily performance of ASPI.
Strategy Portfolio Concentration [Text]	As a result of its investment strategies, the Fund will be concentrated in the industry assigned to ASPI (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure to the industry assigned to ASPI). ASPI is assigned to the Chemicals industry as of the date of this prospectus.
Tradr 2X Long FORM Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal market circumstances, the Fund will maintain at least 80% exposure to financial instruments that provide two times leveraged exposure to the daily performance of FORM. This may include FORM stock in addition to financial instruments discussed below. The Fund is an actively-managed ETF that seeks to achieve on a daily basis, before fees and expenses, 200% performance of FORM for a single-trading day, not for any other period, by entering into one or more swaps and/or purchasing listed options on FORM and/or investing directly in the common stock of FORM. A “single-trading day” is measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation. However, the use of option contracts or direct investments in common stock of FORM is typically less efficient than swaps and may increase the likelihood that the Fund is unable to achieve its daily 2X objective.

The Fund will enter into one or more swaps with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on FORM. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing FORM. If the Advisor determines to use call options, the Fund will purchase exchange-traded call options, including FLexible EXchange® Options (“FLEX Options”). FLEX Options are customized options contracts that trade on an exchange but provide investors with the ability to customize key contract terms like strike price, style and expiration date while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over-the-counter (“OTC”) options positions. Like traditional exchange-traded options, FLEX Options are guaranteed for settlement by the Options Clearing Corporation (“OCC”), a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts. The FLEX Options are listed on the Exchange. The Fund may take delivery of FORM stock if it chooses to exercise a call option and either hold or sell the stock in the secondary markets.

Additionally, the Fund may use other option strategies to produce similar exposure to FORM, like buying calls and selling puts with identical strike prices. Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the asset, in case of certain call options) and the seller (i.e., the writer) the obligation to sell the asset

(or deliver cash value of the asset, in case of certain call options) at a certain defined price. In situations where swap availability is constrained, the Fund may rely more heavily on options contracts. Additionally, the Fund may use options in response to changing market dynamics.

The Advisor attempts to consistently apply leverage to increase the Fund’s exposure to 200% of FORM, and expects to rebalance the Fund’s holdings daily to maintain such exposure. Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single-trading day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of FORM over the same period. As a result of its investment strategies, the Fund will be concentrated in the industry assigned to FORM (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure to the industry assigned to FORM). FORM is assigned to the Semiconductor Equipment & Materials industry as of the date of this prospectus.

Additionally, the Fund may invest all available cash in the Fund’s portfolio in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short-term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality (“Collateral Investments”).

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”), which means that it may invest more of its assets in a smaller number of issuers than “diversified” funds. The Fund may engage in frequent and active trading.

FORM provides electrical and optical test and measurement technologies along the full semiconductor product lifecycle — from characterization, modeling, reliability, and design de-bug, to qualification and production test. FORM provides a broad range of high-performance probe cards, analytical probes, probe stations, thermal systems, and cryogenic systems to semiconductor companies and scientific institutions. FORM is headquartered in Livermore, California. As of May 8, 2026, FORM had a market capitalization of approximately $11.2 billion.

FORM is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by FORM pursuant to the Exchange Act can be located by reference to the SEC file number 000-50307 through the SEC’s website at www.sec.gov. In addition, information regarding FORM may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

The Fund has derived all disclosures contained in this document regarding FORM from the publicly available documents described above. In connection with the offering of the Fund’s securities, none of the Fund, the Trust, the Advisor or any of their respective affiliates has participated in the preparation of such documents. The Advisor has not made any due diligence inquiry with respect to the data or information underlying the publicly available information of FORM. None of the Fund, the Trust, the Advisor or any of their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding FORM is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of FORM have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning FORM could affect the value of the Fund’s investments with respect to FORM and therefore the value of the Fund.

None of the Trust, the Fund, the Advisor or any of their respective affiliates makes any representation to you as to the performance of FORM.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market circumstances, the Fund will maintain at least 80% exposure to financial instruments that provide two times leveraged exposure to the daily performance of FORM.
Strategy Portfolio Concentration [Text]	As a result of its investment strategies, the Fund will be concentrated in the industry assigned to FORM (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure to the industry assigned to FORM). FORM is assigned to the Semiconductor Equipment & Materials industry as of the date of this prospectus.
Tradr 2X Long GFS Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal market circumstances, the Fund will maintain at least 80% exposure to financial instruments that provide two times leveraged exposure to the daily performance of GFS. This may include GFS stock in addition to financial instruments discussed below. The Fund is an actively-managed ETF that seeks to achieve on a daily basis, before fees and expenses, 200% performance of GFS for a single-trading day, not for any other period, by entering into one or more swaps and/or purchasing listed options on GFS and/or investing directly in the common stock of GFS. A “single-trading day” is measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation. However, the use of option contracts or direct investments in common stock of GFS is typically less efficient than swaps and may increase the likelihood that the Fund is unable to achieve its daily 2X objective.

The Fund will enter into one or more swaps with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on GFS. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing GFS. If the Advisor determines to use call options, the Fund will purchase exchange-traded call options, including FLexible EXchange® Options (“FLEX Options”). FLEX Options are customized options contracts that trade on an exchange but provide investors with the ability to customize key contract terms like strike price, style and expiration date while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over-the-counter (“OTC”) options positions. Like traditional exchange-traded options, FLEX Options are guaranteed for settlement by the Options Clearing Corporation (“OCC”), a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts. The FLEX Options are listed on the Exchange. The Fund may take delivery of GFS stock if it chooses to exercise a call option and either hold or sell the stock in the secondary markets.

Additionally, the Fund may use other option strategies to produce similar exposure to GFS, like buying calls and selling puts with identical strike prices. Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the asset, in case of certain call options) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the asset, in case of certain call options) at a certain defined price. In situations where swap availability is constrained, the Fund may rely more heavily on options contracts. Additionally, the Fund may use options in response to changing market dynamics.

The Advisor attempts to consistently apply leverage to increase the Fund’s exposure to 200% of GFS, and expects to rebalance the Fund’s holdings daily to maintain such exposure. Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single-trading day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of GFS over the same period. As a result of its investment strategies, the Fund will be concentrated in the industry assigned to GFS (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure to the industry assigned to GFS). GFS is assigned to the Semiconductors industry as of the date of this prospectus.

Additionally, the Fund may invest all available cash in the Fund’s portfolio in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short-term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality (“Collateral Investments”).

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”), which means that it may invest more of its assets in a smaller number of issuers than “diversified” funds. The Fund may engage in frequent and active trading.

GFS manufactures a broad range of semiconductor devices, including microprocessors, mobile application processors, baseband processors, network processors, radio frequency modems, microcontrollers and power management units for use in markets such as smart mobile devices, automotive, aerospace and defense, consumer internet of things (“IoT”) and for data centers and communications infrastructure. GFS is headquartered in Malta, New York. As of May 8, 2026, GFS had a market capitalization of approximately $39.47 billion.

GFS is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by GFS pursuant to the Exchange Act can be located by reference to the SEC file number 001-40974 through the SEC’s website at www.sec.gov. In addition, information regarding GFS may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

The Fund has derived all disclosures contained in this document regarding GFS from the publicly available documents described above. In connection with the offering of the Fund’s securities, none of the Fund, the Trust, the Advisor or any of their respective affiliates has participated in the preparation of such documents. The Advisor has not made any due diligence inquiry with respect to the data or information underlying the publicly available information of GFS. None of the Fund, the Trust, the Advisor or any of their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding GFS is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of GFS have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning GFS could affect the value of the Fund’s investments with respect to GFS and therefore the value of the Fund.

None of the Trust, the Fund, the Advisor or any of their respective affiliates makes any representation to you as to the performance of GFS.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market circumstances, the Fund will maintain at least 80% exposure to financial instruments that provide two times leveraged exposure to the daily performance of GFS.
Strategy Portfolio Concentration [Text]	As a result of its investment strategies, the Fund will be concentrated in the industry assigned to GFS (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure to the industry assigned to GFS). GFS is assigned to the Semiconductors industry as of the date of this prospectus.
Tradr 2X Long HAWK Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal market circumstances, the Fund will maintain at least 80% exposure to financial instruments that provide two times leveraged exposure to the daily performance of HAWK. This may include HAWK stock in addition to financial instruments discussed below. The Fund is an actively-managed ETF that seeks to achieve on a daily basis, before fees and expenses, 200% performance of HAWK for a single-trading day, not for any other period, by entering into one or more swaps and/or purchasing listed options on HAWK and/or investing directly in the common stock of HAWK. A “single-trading day” is measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation. However, the use of option contracts or direct investments in common stock of HAWK is typically less efficient than swaps and may increase the likelihood that the Fund is unable to achieve its daily 2X objective.

The Fund will enter into one or more swaps with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on HAWK. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing HAWK. If the Advisor determines to use call options, the Fund will purchase exchange-traded call options, including FLexible EXchange® Options (“FLEX Options”). FLEX Options are customized options contracts that trade on an exchange but provide investors with the ability to customize key contract terms like strike price, style and expiration date while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over-the-counter (“OTC”) options positions. Like traditional exchange-traded options, FLEX Options are guaranteed for settlement by the Options Clearing Corporation (“OCC”), a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts. The FLEX Options are listed on the Exchange. The Fund may take delivery of HAWK stock if it chooses to exercise a call option and either hold or sell the stock in the secondary markets.

Additionally, the Fund may use other option strategies to produce similar exposure to HAWK, like buying calls and selling puts with identical strike prices. Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the asset, in case of certain call options) and the seller (i.e., the writer) the obligation to sell the asset

(or deliver cash value of the asset, in case of certain call options) at a certain defined price. In situations where swap availability is constrained, the Fund may rely more heavily on options contracts. Additionally, the Fund may use options in response to changing market dynamics.

The Advisor attempts to consistently apply leverage to increase the Fund’s exposure to 200% of HAWK, and expects to rebalance the Fund’s holdings daily to maintain such exposure. Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single-trading day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of HAWK over the same period. As a result of its investment strategies, the Fund will be concentrated in the industry assigned to HAWK (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure to the industry assigned to HAWK). HAWK is assigned to the Aerospace & Defense industry as of the date of this prospectus.

Additionally, the Fund may invest all available cash in the Fund’s portfolio in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short-term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality (“Collateral Investments”).

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”), which means that it may invest more of its assets in a smaller number of issuers than “diversified” funds. The Fund may engage in frequent and active trading.

HAWK provides actionable, trusted, and valuable signals intelligence (“SIGINT”) to the United States and its allies and is committed to advancing national interests through the use of innovative technology. HAWK is headquartered in Herndon, Virginia. As of May 8, 2026, HAWK had a market capitalization of approximately $3.16 billion.

HAWK is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by HAWK pursuant to the Exchange Act can be located by reference to the SEC file number 001-43266 through the SEC’s website at www.sec.gov. In addition, information regarding HAWK may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

The Fund has derived all disclosures contained in this document regarding HAWK from the publicly available documents described above. In connection with the offering of the Fund’s securities, none of the Fund, the Trust, the Advisor or any of their respective affiliates has participated in the preparation of such documents. The Advisor has not made any due diligence inquiry with respect to the data or information underlying the publicly available information of HAWK. None of the Fund, the Trust, the Advisor or any of their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding HAWK is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of HAWK have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning HAWK could affect the value of the Fund’s investments with respect to HAWK and therefore the value of the Fund.

None of the Trust, the Fund, the Advisor or any of their respective affiliates makes any representation to you as to the performance of HAWK.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market circumstances, the Fund will maintain at least 80% exposure to financial instruments that provide two times leveraged exposure to the daily performance of HAWK.
Strategy Portfolio Concentration [Text]	As a result of its investment strategies, the Fund will be concentrated in the industry assigned to HAWK (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure to the industry assigned to HAWK). HAWK is assigned to the Aerospace & Defense industry as of the date of this prospectus.
Tradr 2X Long IPGP Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal market circumstances, the Fund will maintain at least 80% exposure to financial instruments that provide two times leveraged exposure to the daily performance of IPGP. This may include IPGP stock in addition to financial instruments discussed below. The Fund is an actively-managed ETF that seeks to achieve on a daily basis, before fees and expenses, 200% performance of IPGP for a single-trading day, not for any other period, by entering into one or more swaps and/or purchasing listed options on IPGP and/or investing directly in the common stock of IPGP. A “single-trading day” is measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation. However, the use of option contracts or direct investments in common stock of IPGP is typically less efficient than swaps and may increase the likelihood that the Fund is unable to achieve its daily 2X objective.

The Fund will enter into one or more swaps with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on IPGP. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing IPGP. If the Advisor determines to use call options, the Fund will purchase exchange-traded call options, including FLexible EXchange® Options (“FLEX Options”). FLEX Options are customized options contracts that trade on an exchange but provide investors with the ability to customize key contract terms like strike price, style and expiration date while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over-the-counter (“OTC”) options positions. Like traditional exchange-traded options, FLEX Options are guaranteed for settlement by the Options Clearing Corporation (“OCC”), a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts. The FLEX Options are listed on the Exchange. The Fund may take delivery of IPGP stock if it chooses to exercise a call option and either hold or sell the stock in the secondary markets.

Additionally, the Fund may use other option strategies to produce similar exposure to IPGP, like buying calls and selling puts with identical strike prices. Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the asset, in case of certain call options) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the asset, in case of certain call options) at a certain defined price. In situations where swap availability is constrained, the Fund may rely more heavily on options contracts. Additionally, the Fund may use options in response to changing market dynamics.

The Advisor attempts to consistently apply leverage to increase the Fund’s exposure to 200% of IPGP, and expects to rebalance the Fund’s holdings daily to maintain such exposure. Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single-trading day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of IPGP over the same period. As a result of its investment strategies, the Fund will be concentrated in the industry assigned to IPGP (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure to the industry assigned to IPGP). IPGP is assigned to the Semiconductor Equipment & Materials industry as of the date of this prospectus.

Additionally, the Fund may invest all available cash in the Fund’s portfolio in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short-term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality (“Collateral Investments”).

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”), which means that it may invest more of its assets in a smaller number of issuers than “diversified” funds. The Fund may engage in frequent and active trading.

IPGP develops, manufactures and sells high-performance fiber lasers, fiber amplifiers, diode lasers and laser-based systems that are used for diverse applications in materials processing, medical and advanced applications. Fiber lasers combine the advantages of semiconductor diodes, such as long life and high efficiency, with the high amplification and precise beam qualities of specialty optical fibers to deliver superior performance, reliability and usability. IPGP is headquartered in Oxford, Massachusetts. As of May 8, 2026, IPGP had a market capitalization of approximately $4.31 billion.

IPGP is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by IPGP pursuant to the Exchange Act can be located by reference to the SEC file number 001-33155 through the SEC’s website at www.sec.gov. In addition, information regarding IPGP may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

The Fund has derived all disclosures contained in this document regarding IPGP from the publicly available documents described above. In connection with the offering of the Fund’s securities, none of the Fund, the Trust, the Advisor or any of their respective affiliates has participated in the preparation of such documents. The Advisor has not made any due diligence inquiry with respect to the data or information underlying the publicly available information of IPGP. None of the Fund, the Trust, the Advisor or any of their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding IPGP is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of IPGP have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning IPGP could affect the value of the Fund’s investments with respect to IPGP and therefore the value of the Fund.

None of the Trust, the Fund, the Advisor or any of their respective affiliates makes any representation to you as to the performance of IPGP.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market circumstances, the Fund will maintain at least 80% exposure to financial instruments that provide two times leveraged exposure to the daily performance of IPGP.
Strategy Portfolio Concentration [Text]	As a result of its investment strategies, the Fund will be concentrated in the industry assigned to IPGP (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure to the industry assigned to IPGP). IPGP is assigned to the Semiconductor Equipment & Materials industry as of the date of this prospectus.
Tradr 2X Long IVES Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal market circumstances, the Fund will maintain at least 80% exposure to financial instruments that provide two times leveraged exposure to the daily performance of IVES. The Fund is an actively-managed ETF that seeks to achieve on a daily basis, before fees and expenses, 200% performance of IVES for a single-trading day, not for any other period, by entering into one or more swaps and/or purchasing listed options on IVES and/or investing directly in IVES. A “single-trading day” is measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation. However, the use of option contracts or direct investments in the IVES is typically less efficient than swaps and may increase the likelihood that the Fund is unable to achieve its daily 2X objective.

The Fund will enter into one or more swaps with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on IVES. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing IVES. If the Advisor determines to use call options, the Fund will purchase exchange-traded call options, including FLexible EXchange® Options (“FLEX Options”). FLEX Options are customized options contracts that trade on an exchange but provide investors with the ability to customize key contract terms like strike price, style and expiration date while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over-the-counter (“OTC”) options positions. Like traditional exchange-traded options, FLEX Options are guaranteed for settlement by the Options Clearing Corporation (“OCC”), a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts. The FLEX Options are listed on the Exchange. The Fund may take delivery of shares of IVES if it chooses to exercise a call option and either hold or sell the shares in the secondary markets.

Additionally, the Fund may use other option strategies to produce similar exposure to IVES, like buying calls and selling puts with identical strike prices. Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the asset, in case of certain call options) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the asset, in case of certain call options) at a certain defined price. In situations where swap availability is constrained, the Fund may rely more heavily on options contracts. Additionally, the Fund may use options in response to changing market dynamics.

The Advisor attempts to consistently apply leverage to increase the Fund’s exposure to 200% of IVES, and expects to rebalance the Fund’s holdings daily to maintain such exposure. Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single-trading day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of IVES over the same period. As a result of its investment strategies, the Fund will be concentrated (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure) to approximately the same extent as IVES is so concentrated.

Additionally, the Fund may invest all available cash in the Fund’s portfolio in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short-term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality (“Collateral Investments”).

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”), which means that it may invest more of its assets in a smaller number of issuers than “diversified” funds. The Fund may engage in frequent and active trading.

IVES is an index-based exchange traded fund that seeks to track the total return performance, before fees and expenses, of an index comprised exclusively of equity securities (or corresponding American Depositary Receipts (“ADRs”)) of companies included in the Dan Ives AI 30 Research Report (the “AI Report”). As of May 8, 2026, IVES’ net assets were approximately $1.07 billion.

IVES is registered under the Securities Act of 1933, as amended (the “1933 Act”) and the Investment Company Act of 1940, as amended (the “1940 Act”). Information provided to or filed with the SEC by IVES pursuant to the 1933 Act and 1940 Act can be located by reference to the SEC file numbers 333-284792 and 811-24052 through the SEC’s website at www.sec.gov. In addition, information regarding IVES may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

The Fund has derived all disclosures contained in this document regarding IVES from the publicly available documents described above. In connection with the offering of the Fund’s securities, none of the Fund, the Trust, the Advisor or any of their respective affiliates has participated in the preparation of such documents. The Advisor has not made any due diligence inquiry with respect to the data or information underlying the publicly available information of IVES. None of the Fund, the Trust, the Advisor or any of their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding IVES is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of IVES have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning IVES could affect the value of the Fund’s investments with respect to IVES and therefore the value of the Fund.

None of the Trust, the Fund, the Advisor or any of their respective affiliates makes any representation to you as to the performance of IVES.

THE TRADR 2X SHORT IVES DAILY ETF, INVESTMENT MANAGERS SERIES TRUST II, AND AXS INVESTMENTS LLC ARE NOT AFFILIATED WITH IVES, WEDBUSH SERIES TRUST, OR WEDBUSH FUND ADVISERS, LLC.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market circumstances, the Fund will maintain at least 80% exposure to financial instruments that provide two times leveraged exposure to the daily performance of IVES.
Strategy Portfolio Concentration [Text]	As a result of its investment strategies, the Fund will be concentrated (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure) to approximately the same extent as IVES is so concentrated.
Tradr 2X Long KEEL Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal market circumstances, the Fund will maintain at least 80% exposure to financial instruments that provide two times leveraged exposure to the daily performance of KEEL. This may include KEEL stock in addition to financial instruments discussed below. The Fund is an actively-managed ETF that seeks to achieve on a daily basis, before fees and expenses, 200% performance of KEEL for a single-trading day, not for any other period, by entering into one or more swaps and/or purchasing listed options on KEEL and/or investing directly in the common stock of KEEL. A “single-trading day” is measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation. However, the use of option contracts or direct investments in common stock of KEEL is typically less effective than swaps and may increase the likelihood that the Fund is unable to achieve its daily 2X objective.

The Fund will enter into one or more swaps with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on KEEL. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing KEEL. If the Advisor determines to use call options, the Fund will purchase exchange-traded call options, including FLexible EXchange® Options (“FLEX Options”). FLEX Options are customized options contracts that trade on an exchange but provide investors with the ability to customize key contract terms like strike price, style and expiration date while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over-the-counter (“OTC”) options positions. Like traditional exchange-traded options, FLEX Options are guaranteed for settlement by the Options Clearing Corporation (“OCC”), a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts. The FLEX Options are listed on the Exchange. The Fund may take delivery of KEEL stock if it chooses to exercise a call option and either hold or sell the stock in the secondary markets.

Additionally, the Fund may use other option strategies to produce similar exposure to KEEL, like buying calls and selling puts with identical strike prices. Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the asset, in case of certain call options) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the asset, in case of certain call options) at a certain defined price. In situations where swap availability is constrained, the Fund may rely more heavily on options contracts. Additionally, the Fund may use options in response to changing market dynamics.

The Advisor attempts to consistently apply leverage to increase the Fund’s exposure to 200% of KEEL, and expects to rebalance the Fund’s holdings daily to maintain such exposure. Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single-trading day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of KEEL over the same period. As a result of its investment strategies, the Fund will be concentrated in the industry assigned to KEEL (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure to the industry assigned to KEEL). KEEL is assigned to the Information Technology Services industry as of the date of this prospectus.

Additionally, the Fund may invest all available cash in the Fund’s portfolio in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short-term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality (“Collateral Investments”).

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”), which means that it may invest more of its assets in a smaller number of issuers than “diversified” funds. The Fund may engage in frequent and active trading.

KEEL is a North American digital and energy infrastructure company that develops, owns, and intends to operate data centers and energy infrastructure for HPC and AI workloads. KEEL currently maintains its legacy North American Bitcoin Mining operations to help fund its operations and development efforts. KEEL is headquartered in New York, New York. As of May 8, 2026, KEEL had a market capitalization of approximately $2.27 billion.

KEEL is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by KEEL pursuant to the Exchange Act can be located by reference to the SEC file number 001-40370 through the SEC’s website at www.sec.gov. In addition, information regarding KEEL may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

The Fund has derived all disclosures contained in this document regarding KEEL from the publicly available documents described above. In connection with the offering of the Fund’s securities, none of the Fund, the Trust, the Advisor or any of their respective affiliates has participated in the preparation of such documents. The Advisor has not made any due diligence inquiry with respect to the data or information underlying the publicly available information of KEEL. None of the Fund, the Trust, the Advisor or any of their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding KEEL is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of KEEL have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning KEEL could affect the value of the Fund’s investments with respect to KEEL and therefore the value of the Fund.

None of the Trust, the Fund, the Advisor or any of their respective affiliates makes any representation to you as to the performance of KEEL.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market circumstances, the Fund will maintain at least 80% exposure to financial instruments that provide two times leveraged exposure to the daily performance of KEEL.
Strategy Portfolio Concentration [Text]	As a result of its investment strategies, the Fund will be concentrated in the industry assigned to KEEL (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure to the industry assigned to KEEL). KEEL is assigned to the Information Technology Services industry as of the date of this prospectus.
Tradr 2X Long LWLG Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal market circumstances, the Fund will maintain at least 80% exposure to financial instruments that provide two times leveraged exposure to the daily performance of LWLG. This may include LWLG stock in addition to financial instruments discussed below. The Fund is an actively-managed ETF that seeks to achieve on a daily basis, before fees and expenses, 200% performance of LWLG for a single-trading day, not for any other period, by entering into one or more swaps and/or purchasing listed options on LWLG and/or investing directly in the common stock of LWLG. A “single-trading day” is measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation. However, the use of option contracts or direct investments in common stock of LWLG is typically less effective than swaps and may increase the likelihood that the Fund is unable to achieve its daily 2X objective.

The Fund will enter into one or more swaps with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on LWLG. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing LWLG. If the Advisor determines to use call options, the Fund will purchase exchange-traded call options, including FLexible EXchange® Options (“FLEX Options”). FLEX Options are customized options contracts that trade on an exchange but provide investors with the ability to customize key contract terms like strike price, style and expiration date while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over-the-counter (“OTC”) options positions. Like traditional exchange-traded options, FLEX Options are guaranteed for settlement by the Options Clearing Corporation (“OCC”), a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts. The FLEX Options are listed on the Exchange. The Fund may take delivery of LWLG stock if it chooses to exercise a call option and either hold or sell the stock in the secondary markets.

Additionally, the Fund may use other option strategies to produce similar exposure to LWLG, like buying calls and selling puts with identical strike prices. Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the asset, in case of certain call options) and the seller (i.e., the writer) the obligation to sell the asset

(or deliver cash value of the asset, in case of certain call options) at a certain defined price. In situations where swap availability is constrained, the Fund may rely more heavily on options contracts. Additionally, the Fund may use options in response to changing market dynamics.

The Advisor attempts to consistently apply leverage to increase the Fund’s exposure to 200% of LWLG, and expects to rebalance the Fund’s holdings daily to maintain such exposure. Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single-trading day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of LWLG over the same period. As a result of its investment strategies, the Fund will be concentrated in the industry assigned to LWLG (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure to the industry assigned to LWLG). LWLG is assigned to the Chemicals industry as of the date of this prospectus.

Additionally, the Fund may invest all available cash in the Fund’s portfolio in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short-term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality (“Collateral Investments”).

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”), which means that it may invest more of its assets in a smaller number of issuers than “diversified” funds. The Fund may engage in frequent and active trading.

LWLG is a specialty materials and intellectual property company focused on the development and commercialization of proprietary electro-optic (“EO”) polymer materials designed to enable high-speed optical modulators for data communications and other photonic applications. LWLG is headquartered in Englewood, Colorado. As of May 8, 2026, LWLG had a market capitalization of approximately $2.23 billion.

LWLG is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by LWLG pursuant to the Exchange Act can be located by reference to the SEC file number 001-40766 through the SEC’s website at www.sec.gov. In addition, information regarding LWLG may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

The Fund has derived all disclosures contained in this document regarding LWLG from the publicly available documents described above. In connection with the offering of the Fund’s securities, none of the Fund, the Trust, the Advisor or any of their respective affiliates has participated in the preparation of such documents. The Advisor has not made any due diligence inquiry with respect to the data or information underlying the publicly available information of LWLG. None of the Fund, the Trust, the Advisor or any of their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding LWLG is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of LWLG have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning LWLG could affect the value of the Fund’s investments with respect to LWLG and therefore the value of the Fund.

None of the Trust, the Fund, the Advisor or any of their respective affiliates makes any representation to you as to the performance of LWLG.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market circumstances, the Fund will maintain at least 80% exposure to financial instruments that provide two times leveraged exposure to the daily performance of LWLG.
Strategy Portfolio Concentration [Text]	As a result of its investment strategies, the Fund will be concentrated in the industry assigned to LWLG (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure to the industry assigned to LWLG). LWLG is assigned to the Chemicals industry as of the date of this prospectus.
Tradr 2X Long MRAM Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal market circumstances, the Fund will maintain at least 80% exposure to financial instruments that provide two times leveraged exposure to the daily performance of MRAM. This may include MRAM stock in addition to financial instruments discussed below. The Fund is an actively-managed ETF that seeks to achieve on a daily basis, before fees and expenses, 200% performance of MRAM for a single-trading day, not for any other period, by entering into one or more swaps and/or purchasing listed options on MRAM and/or investing directly in the common stock of MRAM. A “single-trading day” is measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation. However, the use of option contracts or direct investments in common stock of MRAM is typically less effective than swaps and may increase the likelihood that the Fund is unable to achieve its daily 2X objective.

The Fund will enter into one or more swaps with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on MRAM. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing MRAM. If the Advisor determines to use call options, the Fund will purchase exchange-traded call options, including FLexible EXchange® Options (“FLEX Options”). FLEX Options are customized options contracts that trade on an exchange but provide investors with the ability to customize key contract terms like strike price, style and expiration date while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over-the-counter (“OTC”) options positions. Like traditional exchange-traded options, FLEX Options are guaranteed for settlement by the Options Clearing Corporation (“OCC”), a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts. The FLEX Options are listed on the Exchange. The Fund may take delivery of MRAM stock if it chooses to exercise a call option and either hold or sell the stock in the secondary markets.

Additionally, the Fund may use other option strategies to produce similar exposure to MRAM, like buying calls and selling puts with identical strike prices. Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the asset, in case of certain call options) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the asset, in case of certain call options) at a certain defined price. In situations where swap availability is constrained, the Fund may rely more heavily on options contracts. Additionally, the Fund may use options in response to changing market dynamics.

The Advisor attempts to consistently apply leverage to increase the Fund’s exposure to 200% of MRAM, and expects to rebalance the Fund’s holdings daily to maintain such exposure. Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single-trading day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of MRAM over the same period. As a result of its investment strategies, the Fund will be concentrated in the industry assigned to MRAM (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure to the industry assigned to MRAM). MRAM is assigned to the Semiconductors industry as of the date of this prospectus.

Additionally, the Fund may invest all available cash in the Fund’s portfolio in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short-term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality (“Collateral Investments”).

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”), which means that it may invest more of its assets in a smaller number of issuers than “diversified” funds. The Fund may engage in frequent and active trading.

MRAM is a pioneer in the commercialization of Magnetoresistive Random Access Memory technology (MRAM technology). The portfolio of MRAM technologies, including Toggle MRAM, Tunnel Magneto Resistance (TMR) Sensors, and Spin-transfer Torque MRAM (STT-MRAM), delivers performance, persistence and reliability in non-volatile memories for mission-critical data protection against power loss. MRAM has over 20 years of experience in MRAM technology and manufacturing and serves customers in markets including industrial, medical, automotive and transportation, aerospace and defense, and data center applications. MRAM is headquartered in Chandler, Arizona. As of May 8, 2026, MRAM had a market capitalization of approximately $504.4 million.

MRAM is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by MRAM pursuant to the Exchange Act can be located by reference to the SEC file number 001-37900 through the SEC’s website at www.sec.gov. In addition, information regarding MRAM may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

The Fund has derived all disclosures contained in this document regarding MRAM from the publicly available documents described above. In connection with the offering of the Fund’s securities, none of the Fund, the Trust, the Advisor or any of their respective affiliates has participated in the preparation of such documents. The Advisor has not made any due diligence inquiry with respect to the data or information underlying the publicly available information of MRAM. None of the Fund, the Trust, the Advisor or any of their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding MRAM is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of MRAM have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning MRAM could affect the value of the Fund’s investments with respect to MRAM and therefore the value of the Fund.

None of the Trust, the Fund, the Advisor or any of their respective affiliates makes any representation to you as to the performance of MRAM.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market circumstances, the Fund will maintain at least 80% exposure to financial instruments that provide two times leveraged exposure to the daily performance of MRAM.
Strategy Portfolio Concentration [Text]	As a result of its investment strategies, the Fund will be concentrated in the industry assigned to MRAM (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure to the industry assigned to MRAM). MRAM is assigned to the Semiconductors industry as of the date of this prospectus.
Tradr 2X Long ONTO Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal market circumstances, the Fund will maintain at least 80% exposure to financial instruments that provide two times leveraged exposure to the daily performance of ONTO. This may include ONTO stock in addition to financial instruments discussed below. The Fund is an actively-managed ETF that seeks to achieve on a daily basis, before fees and expenses, 200% performance of ONTO for a single-trading day, not for any other period, by entering into one or more swaps and/or purchasing listed options on ONTO and/or investing directly in the common stock of ONTO. A “single-trading day” is measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation. However, the use of option contracts or direct investments in common stock of ONTO is typically less effective than swaps and may increase the likelihood that the Fund is unable to achieve its daily 2X objective.

The Fund will enter into one or more swaps with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on ONTO. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing ONTO. If the Advisor determines to use call options, the Fund will purchase exchange-traded call options, including FLexible EXchange® Options (“FLEX Options”). FLEX Options are customized options contracts that trade on an exchange but provide investors with the ability to customize key contract terms like strike price, style and expiration date while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over-the-counter (“OTC”) options positions. Like traditional exchange-traded options, FLEX Options are guaranteed for settlement by the Options Clearing Corporation (“OCC”), a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts. The FLEX Options are listed on the Exchange. The Fund may take delivery of ONTO stock if it chooses to exercise a call option and either hold or sell the stock in the secondary markets.

Additionally, the Fund may use other option strategies to produce similar exposure to ONTO, like buying calls and selling puts with identical strike prices. Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the asset, in case of certain call options) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the asset, in case of certain call options) at a certain defined price. In situations where swap availability is constrained, the Fund may rely more heavily on options contracts. Additionally, the Fund may use options in response to changing market dynamics.

The Advisor attempts to consistently apply leverage to increase the Fund’s exposure to 200% of ONTO, and expects to rebalance the Fund’s holdings daily to maintain such exposure. Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single-trading day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of ONTO over the same period. As a result of its investment strategies, the Fund will be concentrated in the industry assigned to ONTO (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure to the industry assigned to ONTO). ONTO is assigned to the Semiconductor Equipment & Materials industry as of the date of this prospectus.

Additionally, the Fund may invest all available cash in the Fund’s portfolio in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short-term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality (“Collateral Investments”).

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”), which means that it may invest more of its assets in a smaller number of issuers than “diversified” funds. The Fund may engage in frequent and active trading.

ONTO designs, develops, manufactures and supports metrology and inspection tools for the semiconductor industry, including process control tools that perform optical metrology and inspection on patterned and unpatterned wafers. Such tools include macro defect inspection of both 2D and 3D wafer features, wafer substrate and panel substrate lithography systems, and process control analytical software. ONTO products are primarily used by silicon wafer manufacturers, semiconductor integrated circuit (“IC”) fabricators, and advanced packaging manufacturers operating in the semiconductor market. ONTO is headquartered in Wilmington, Massachusetts. As of May 8, 2026, ONTO had a market capitalization of approximately $13.64 billion.

ONTO is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by ONTO pursuant to the Exchange Act can be located by reference to the SEC file number 001-39110 through the SEC’s website at www.sec.gov. In addition, information regarding ONTO may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

The Fund has derived all disclosures contained in this document regarding ONTO from the publicly available documents described above. In connection with the offering of the Fund’s securities, none of the Fund, the Trust, the Advisor or any of their respective affiliates has participated in the preparation of such documents. The Advisor has not made any due diligence inquiry with respect to the data or information underlying the publicly available information of ONTO. None of the Fund, the Trust, the Advisor or any of their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding ONTO is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of ONTO have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning ONTO could affect the value of the Fund’s investments with respect to ONTO and therefore the value of the Fund.

None of the Trust, the Fund, the Advisor or any of their respective affiliates makes any representation to you as to the performance of ONTO.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market circumstances, the Fund will maintain at least 80% exposure to financial instruments that provide two times leveraged exposure to the daily performance of ONTO.
Strategy Portfolio Concentration [Text]	As a result of its investment strategies, the Fund will be concentrated in the industry assigned to ONTO (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure to the industry assigned to ONTO). ONTO is assigned to the Semiconductor Equipment & Materials industry as of the date of this prospectus.
Tradr 2X Long SITM Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal market circumstances, the Fund will maintain at least 80% exposure to financial instruments that provide two times leveraged exposure to the daily performance of SITM. This may include SITM stock in addition to financial instruments discussed below. The Fund is an actively-managed ETF that seeks to achieve on a daily basis, before fees and expenses, 200% performance of SITM for a single-trading day, not for any other period, by entering into one or more swaps and/or purchasing listed options on SITM and/or investing directly in the common stock of SITM. A “single-trading day” is measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation. However, the use of option contracts or direct investments in common stock of SITM is typically less effective than swaps and may increase the likelihood that the Fund is unable to achieve its daily 2X objective.

The Fund will enter into one or more swaps with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on SITM. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing SITM. If the Advisor determines to use call options, the Fund will purchase exchange-traded call options, including FLexible EXchange® Options (“FLEX Options”). FLEX Options are customized options contracts that trade on an exchange but provide investors with the ability to customize key contract terms like strike price, style and expiration date while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over-the-counter (“OTC”) options positions. Like traditional exchange-traded options, FLEX Options are guaranteed for settlement by the Options Clearing Corporation (“OCC”), a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts. The FLEX Options are listed on the Exchange. The Fund may take delivery of SITM stock if it chooses to exercise a call option and either hold or sell the stock in the secondary markets.

Additionally, the Fund may use other option strategies to produce similar exposure to SITM, like buying calls and selling puts with identical strike prices. Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the asset, in case of certain call options) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the asset, in case of certain call options) at a certain defined price. In situations where swap availability is constrained, the Fund may rely more heavily on options contracts. Additionally, the Fund may use options in response to changing market dynamics.

The Advisor attempts to consistently apply leverage to increase the Fund’s exposure to 200% of SITM, and expects to rebalance the Fund’s holdings daily to maintain such exposure. Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single-trading day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of SITM over the same period. As a result of its investment strategies, the Fund will be concentrated in the industry assigned to SITM (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure to the industry assigned to SITM). SITM is assigned to the Semiconductors industry as of the date of this prospectus.

Additionally, the Fund may invest all available cash in the Fund’s portfolio in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short-term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality (“Collateral Investments”).

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”), which means that it may invest more of its assets in a smaller number of issuers than “diversified” funds. The Fund may engage in frequent and active trading.

SITM provides Precision Timing solutions to the global electronics industry that are differentiated by high performance, high resilience, and high reliability, along with programmability, small size, and low power consumption. SITM products have been designed into over 400 applications across its target markets, including artificial intelligence systems, datacenter, communications, enterprise, automotive, industrial, aerospace, defense, mobile, Internet of Things (“IoT”), and consumer. SITM is headquartered in Santa Clara, California. As of May 8, 2026, SITM had a market capitalization of approximately $21.05 billion.

SITM is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by SITM pursuant to the Exchange Act can be located by reference to the SEC file number 001-39135 through the SEC’s website at www.sec.gov. In addition, information regarding SITM may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

The Fund has derived all disclosures contained in this document regarding SITM from the publicly available documents described above. In connection with the offering of the Fund’s securities, none of the Fund, the Trust, the Advisor or any of their respective affiliates has participated in the preparation of such documents. The Advisor has not made any due diligence inquiry with respect to the data or information underlying the publicly available information of SITM. None of the Fund, the Trust, the Advisor or any of their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding SITM is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of SITM have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning SITM could affect the value of the Fund’s investments with respect to SITM and therefore the value of the Fund.

None of the Trust, the Fund, the Advisor or any of their respective affiliates makes any representation to you as to the performance of SITM.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market circumstances, the Fund will maintain at least 80% exposure to financial instruments that provide two times leveraged exposure to the daily performance of SITM.
Strategy Portfolio Concentration [Text]	As a result of its investment strategies, the Fund will be concentrated in the industry assigned to SITM (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure to the industry assigned to SITM). SITM is assigned to the Semiconductors industry as of the date of this prospectus.
Tradr 2X Long UMC Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal market circumstances, the Fund will maintain at least 80% exposure to financial instruments that provide two times leveraged exposure to the daily performance of UMC. This may include UMC stock in addition to financial instruments discussed below. The Fund is an actively-managed ETF that seeks to achieve on a daily basis, before fees and expenses, 200% performance of UMC for a single-trading day, not for any other period, by entering into one or more swaps and/or purchasing listed options on UMC and/or investing directly in the common stock of UMC. A “single-trading day” is measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation. However, the use of option contracts or direct investments in common stock of UMC is typically less effective than swaps and may increase the likelihood that the Fund is unable to achieve its daily 2X objective.

The Fund will enter into one or more swaps with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on UMC. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing UMC. If the Advisor determines to use call options, the Fund will purchase exchange-traded call options, including FLexible EXchange® Options (“FLEX Options”). FLEX Options are customized options contracts that trade on an exchange but provide investors with the ability to customize key contract terms like strike price, style and expiration date while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over-the-counter (“OTC”) options positions. Like traditional exchange-traded options, FLEX Options are guaranteed for settlement by the Options Clearing Corporation (“OCC”), a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts. The FLEX Options are listed on the Exchange. The Fund may take delivery of UMC stock if it chooses to exercise a call option and either hold or sell the stock in the secondary markets.

Additionally, the Fund may use other option strategies to produce similar exposure to UMC, like buying calls and selling puts with identical strike prices. Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the asset, in case of certain call options) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the asset, in case of certain call options) at a certain defined price. In situations where swap availability is constrained, the Fund may rely more heavily on options contracts. Additionally, the Fund may use options in response to changing market dynamics.

The Advisor attempts to consistently apply leverage to increase the Fund’s exposure to 200% of UMC, and expects to rebalance the Fund’s holdings daily to maintain such exposure. Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single-trading day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of UMC over the same period. As a result of its investment strategies, the Fund will be concentrated in the industry assigned to UMC (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure to the industry assigned to UMC). UMC is assigned to the Semiconductors industry as of the date of this prospectus.

Additionally, the Fund may invest all available cash in the Fund’s portfolio in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short-term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality (“Collateral Investments”).

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”), which means that it may invest more of its assets in a smaller number of issuers than “diversified” funds. The Fund may engage in frequent and active trading.

UMC is a global semiconductor foundry company. UMC provides high-quality integrated circuit (“IC”) fabrication services, focusing on logic and various specialty technologies to serve all major sectors of the electronics industry. UMC is headquartered in Hsinchu, Taiwan. As of July 14, 2026, UMC had a market capitalization of approximately $60.01 billion.

UMC is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by UMC pursuant to the Exchange Act can be located by reference to the SEC file number 001-15128 through the SEC’s website at www.sec.gov. In addition, information regarding UMC may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

The Fund invests in the American Depositary Shares (“ADSs”) of UMC, which have been listed on the NYSE since September 19, 2000. The outstanding ADSs are identified by the CUSIP number 910873405. Common shares of UMC are listed on the Taiwan Stock Exchange under the symbol “2303.” There is no public market outside Taiwan for UMC’s common shares. UMC maintains an investor website at www.umc.com.

The Fund has derived all disclosures contained in this document regarding UMC from the publicly available documents described above. In connection with the offering of the Fund’s securities, none of the Fund, the Trust, the Advisor or any of their respective affiliates has participated in the preparation of such documents. The Advisor has not made any due diligence inquiry with respect to the data or information underlying the publicly available information of UMC. None of the Fund, the Trust, the Advisor or any of their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding UMC is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of UMC have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning UMC could affect the value of the Fund’s investments with respect to UMC and therefore the value of the Fund.

None of the Trust, the Fund, the Advisor or any of their respective affiliates makes any representation to you as to the performance of UMC.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market circumstances, the Fund will maintain at least 80% exposure to financial instruments that provide two times leveraged exposure to the daily performance of UMC.
Strategy Portfolio Concentration [Text]	As a result of its investment strategies, the Fund will be concentrated in the industry assigned to UMC (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure to the industry assigned to UMC). UMC is assigned to the Semiconductors industry as of the date of this prospectus.
Tradr 2X Long XMTR Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal market circumstances, the Fund will maintain at least 80% exposure to financial instruments that provide two times leveraged exposure to the daily performance of XMTR. This may include XMTR stock in addition to financial instruments discussed below. The Fund is an actively-managed ETF that seeks to achieve on a daily basis, before fees and expenses, 200% performance of XMTR for a single-trading day, not for any other period, by entering into one or more swaps and/or purchasing listed options on XMTR and/or investing directly in the common stock of XMTR. A “single-trading day” is measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation. However, the use of option contracts or direct investments in common stock of XMTR is typically less effective than swaps and may increase the likelihood that the Fund is unable to achieve its daily 2X objective.

The Fund will enter into one or more swaps with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on XMTR. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing XMTR. If the Advisor determines to use call options, the Fund will purchase exchange-traded call options, including FLexible EXchange® Options (“FLEX Options”). FLEX Options are customized options contracts that trade on an exchange but provide investors with the ability to customize key contract terms like strike price, style and expiration date while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over-the-counter (“OTC”) options positions. Like traditional exchange-traded options, FLEX Options are guaranteed for settlement by the Options Clearing Corporation (“OCC”), a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts. The FLEX Options are listed on the Exchange. The Fund may take delivery of XMTR stock if it chooses to exercise a call option and either hold or sell the stock in the secondary markets.

Additionally, the Fund may use other option strategies to produce similar exposure to XMTR, like buying calls and selling puts with identical strike prices. Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the asset, in case of certain call options) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the asset, in case of certain call options) at a certain defined price. In situations where swap availability is constrained, the Fund may rely more heavily on options contracts. Additionally, the Fund may use options in response to changing market dynamics.

The Advisor attempts to consistently apply leverage to increase the Fund’s exposure to 200% of XMTR, and expects to rebalance the Fund’s holdings daily to maintain such exposure. Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single-trading day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of XMTR over the same period. As a result of its investment strategies, the Fund will be concentrated in the industry assigned to XMTR (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure to the industry assigned to XMTR). XMTR is assigned to the Industrial Products industry as of the date of this prospectus.

Additionally, the Fund may invest all available cash in the Fund’s portfolio in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short-term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality (“Collateral Investments”).

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”), which means that it may invest more of its assets in a smaller number of issuers than “diversified” funds. The Fund may engage in frequent and active trading.

XMTR is an AI-native global online manufacturing marketplace that is digitizing how custom manufacturing is priced, sourced and fulfilled globally. XMTR’s marketplace enables the design-to-production workflow by providing the AI-driven platform that translates design intent and specifications into intelligent sourcing decisions and production outcomes at scale. XMTR is headquartered in North Bethesda, Maryland. As of May 8, 2026, XMTR had a market capitalization of approximately $4.07 billion.

XMTR is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by XMTR pursuant to the Exchange Act can be located by reference to the SEC file number 001-40546 through the SEC’s website at www.sec.gov. In addition, information regarding XMTR may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

The Fund has derived all disclosures contained in this document regarding XMTR from the publicly available documents described above. In connection with the offering of the Fund’s securities, none of the Fund, the Trust, the Advisor or any of their respective affiliates has participated in the preparation of such documents. The Advisor has not made any due diligence inquiry with respect to the data or information underlying the publicly available information of XMTR. None of the Fund, the Trust, the Advisor or any of their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding XMTR is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of XMTR have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning XMTR could affect the value of the Fund’s investments with respect to XMTR and therefore the value of the Fund.

None of the Trust, the Fund, the Advisor or any of their respective affiliates makes any representation to you as to the performance of XMTR.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market circumstances, the Fund will maintain at least 80% exposure to financial instruments that provide two times leveraged exposure to the daily performance of XMTR.
Strategy Portfolio Concentration [Text]	As a result of its investment strategies, the Fund will be concentrated in the industry assigned to XMTR (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure to the industry assigned to XMTR). XMTR is assigned to the Industrial Products industry as of the date of this prospectus.
Tradr 2X Short AAPL Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal market circumstances, the Fund will maintain at least 80% exposure to financial instruments that provide two times inverse leveraged exposure to the daily performance of AAPL. This may include AAPL stock in addition to financial instruments discussed below. The Fund is an actively-managed ETF that seeks to achieve on a daily basis, before fees and expenses, -200% performance of AAPL for a single-trading day, not for any other period, by entering into one or more swaps and/or purchasing listed options on AAPL and/or investing directly in the common stock of AAPL. A “single-trading day” is measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation. However, the use of option contracts or direct investments in common stock of AAPL is typically less efficient than swaps and may increase the likelihood that the Fund is unable to achieve its daily inverse -2X objective.

The Fund will enter into one or more swaps with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on AAPL. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing AAPL. If the Advisor determines to use options, the Fund may purchase a combination of exchange traded call and put options, including FLexible EXchange® Options (“FLEX Options”). FLEX Options are customized options contracts that trade on an exchange but provide investors with the ability to customize key contract terms like strike price, style and expiration date while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over-the-counter (“OTC”) options positions. Like traditional exchange-traded options, FLEX Options are guaranteed for settlement by the Options Clearing Corporation (“OCC”), a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts. The FLEX Options are listed on the Exchange. The Fund may take delivery of AAPL stock if it chooses to exercise a call option and either hold or sell the stock in the secondary markets.

Additionally, the Fund may use other option strategies to produce similar exposure to AAPL, like buying calls and selling puts with identical strike prices. Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the asset, in case of certain call options) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the asset, in case of certain call options) at a certain defined price. In situations where swap availability is constrained, the Fund may rely more heavily on options contracts. Additionally, the Fund may use options in response to changing market dynamics.

The Advisor attempts to consistently apply leverage to increase the Fund’s exposure to -200% of AAPL, and expects to rebalance the Fund’s holdings daily to maintain such exposure. Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single-trading day will be the result of each day’s returns compounded over the period, which will very likely differ from -200% of the return of AAPL over the same period. As a result of its investment strategies, the Fund will be concentrated in the industry assigned to AAPL (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure to the industry assigned to AAPL). AAPL is assigned to the Consumer Electronics industry as of the date of this prospectus.

Additionally, the Fund may invest all available cash in the Fund’s portfolio in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short-term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality (“Collateral Investments”).

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”), which means that it may invest more of its assets in a smaller number of issuers than “diversified” funds. The Fund may engage in frequent and active trading.

AAPL designs, manufactures and markets smartphones, personal computers, tablets, wearables and accessories, and sells a variety of related services. AAPL is focused on expanding its market opportunities related to smartphones, personal computers, tablets, wearables and accessories, and services. AAPL is headquartered in Cupertino, California. As of May 8, 2026, AAPL had a market capitalization of approximately $4.2 trillion.

AAPL is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by AAPL pursuant to the Exchange Act can be located by reference to the SEC file number 001-36743 through the SEC’s website at www.sec.gov. In addition, information regarding AAPL may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

The Fund has derived all disclosures contained in this document regarding AAPL from the publicly available documents described above. In connection with the offering of the Fund’s securities, none of the Fund, the Trust, the Advisor, or any of their respective affiliates has participated in the preparation of such documents. The Advisor has not made any due diligence inquiry with respect to the data or information underlying the publicly available information of AAPL. None of the Fund, the Trust, the Advisor or any of their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding AAPL is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of AAPL have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning AAPL could affect the value of the Fund’s investments with respect to AAPL and therefore the value of the Fund.

None of the Trust, the Fund, the Advisor or any of their respective affiliates makes any representation to you as to the performance of AAPL.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market circumstances, the Fund will maintain at least 80% exposure to financial instruments that provide two times inverse leveraged exposure to the daily performance of AAPL.
Strategy Portfolio Concentration [Text]	As a result of its investment strategies, the Fund will be concentrated in the industry assigned to AAPL (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure to the industry assigned to AAPL). AAPL is assigned to the Consumer Electronics industry as of the date of this prospectus.
Tradr 2X Short AXTI Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal market circumstances, the Fund will maintain at least 80% exposure to financial instruments that provide two times inverse leveraged exposure to the daily performance of AXTI. This may include AXTI stock in addition to financial instruments discussed below. The Fund is an actively-managed ETF that seeks to achieve on a daily basis, before fees and expenses, -200% performance of AXTI for a single-trading day, not for any other period, by entering into one or more swaps and/or purchasing listed options on AXTI and/or investing directly in the common stock of AXTI. A “single-trading day” is measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation. However, the use of option contracts or direct investments in common stock of AXTI is typically less efficient than swaps and may increase the likelihood that the Fund is unable to achieve its daily inverse -2X objective.

The Fund will enter into one or more swaps with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on AXTI. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing AXTI. If the Advisor determines to use options, the Fund may purchase a combination of exchange traded call and put options, including FLexible EXchange® Options (“FLEX Options”). FLEX Options are customized options contracts that trade on an exchange but provide investors with the ability to customize key contract terms like strike price, style and expiration date while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over-the-counter (“OTC”) options positions. Like traditional exchange-traded options, FLEX Options are guaranteed for settlement by the Options Clearing Corporation (“OCC”), a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts. The FLEX Options are listed on the Exchange. The Fund may take delivery of AXTI stock if it chooses to exercise a call option and either hold or sell the stock in the secondary markets.

Additionally, the Fund may use other option strategies to produce similar exposure to AXTI, like buying calls and selling puts with identical strike prices. Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the asset, in case of certain call options) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the asset, in case of certain call options) at a certain defined price. In situations where swap availability is constrained, the Fund may rely more heavily on options contracts. Additionally, the Fund may use options in response to changing market dynamics.

The Advisor attempts to consistently apply leverage to increase the Fund’s exposure to -200% of AXTI, and expects to rebalance the Fund’s holdings daily to maintain such exposure. Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single-trading day will be the result of each day’s returns compounded over the period, which will very likely differ from -200% of the return of AXTI over the same period. As a result of its investment strategies, the Fund will be concentrated in the industry assigned to AXTI (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure to the industry assigned to AXTI). AXTI is assigned to the Semiconductor industry as of the date of this prospectus.

Additionally, the Fund may invest all available cash in the Fund’s portfolio in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short-term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality (“Collateral Investments”).

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”), which means that it may invest more of its assets in a smaller number of issuers than “diversified” funds. The Fund may engage in frequent and active trading.

AXTI is a worldwide materials science company that develops and produces high-performance compound and single element semiconductor substrates, also known as wafers. AXTI’s substrate wafers are used when a typical silicon substrate wafer cannot meet the conductive requirements of a semiconductor or optoelectronic device. The dominant substrates used in producing semiconductor chips and other electronic circuits are made from silicon. However, certain chips may become too hot or perform their function too slowly if silicon is used as the base material. In addition, optoelectronic applications, such as LED lighting and chip-based lasers, do not use silicon substrates because they require a wave form frequency that cannot be achieved using silicon. Alternative or specialty materials are used to replace silicon as the preferred base in these situations. AXTI’s wafers provide such alternative or specialty materials. AXTI adds value by researching, developing and producing the specialty material wafers, and it has two product lines: specialty material substrates and raw materials integral to these substrates. AXTI is headquartered in Fremont, California. As of May 8, 2026, AXTI had a market capitalization of approximately $7.6 billion.

AXTI is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by AXTI pursuant to the Securities Exchange Act can be located by reference to the SEC file number 000-24085 through the SEC’s website at www.sec.gov. In addition, information regarding AXTI may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

The Fund has derived all disclosures contained in this document regarding AXTI from the publicly available documents described above. In connection with the offering of the Fund’s securities, none of the Fund, the Trust, the Advisor or any of their respective affiliates has participated in the preparation of such documents. The Advisor has not made any due diligence inquiry with respect to the data or information underlying the publicly available information of AXTI. None of the Fund, the Trust, the Advisor or any of their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding AXTI is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of AXTI have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning AXTI could affect the value of the Fund’s investments with respect to AXTI and therefore the value of the Fund.

None of the Trust, the Fund, the Advisor or any of their respective affiliates makes any representation to you as to the performance of AXTI.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market circumstances, the Fund will maintain at least 80% exposure to financial instruments that provide two times inverse leveraged exposure to the daily performance of AXTI.
Strategy Portfolio Concentration [Text]	As a result of its investment strategies, the Fund will be concentrated in the industry assigned to AXTI (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure to the industry assigned to AXTI). AXTI is assigned to the Semiconductor industry as of the date of this prospectus.
Tradr 2X Short COHR Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal market circumstances, the Fund will maintain at least 80% exposure to financial instruments that provide two times inverse leveraged exposure to the daily performance of COHR. This may include COHR stock in addition to financial instruments discussed below. The Fund is an actively-managed ETF that seeks to achieve on a daily basis, before fees and expenses, -200% performance of COHR for a single-trading day, not for any other period, by entering into one or more swaps and/or purchasing listed options on COHR and/or investing directly in the common stock of COHR. A “single-trading day” is measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation. However, the use of option contracts or direct investments in common stock of COHR is typically less efficient than swaps and may increase the likelihood that the Fund is unable to achieve its daily inverse -2X objective.

The Fund will enter into one or more swaps with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on COHR. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing COHR. If the Advisor determines to use options, the Fund may purchase a combination of exchange traded call and put options, including FLexible EXchange® Options (“FLEX Options”). FLEX Options are customized options contracts that trade on an exchange but provide investors with the ability to customize key contract terms like strike price, style and expiration date while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over-the-counter (“OTC”) options positions. Like traditional exchange-traded options, FLEX Options are guaranteed for settlement by the Options Clearing Corporation (“OCC”), a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts. The FLEX Options are listed on the Exchange. The Fund may take delivery of COHR stock if it chooses to exercise a call option and either hold or sell the stock in the secondary markets.

Additionally, the Fund may use other option strategies to produce similar exposure to COHR, like buying calls and selling puts with identical strike prices. Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the asset, in case of certain call options) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the asset, in case of certain call options) at a certain defined price. In situations where swap availability is constrained, the Fund may rely more heavily on options contracts. Additionally, the Fund may use options in response to changing market dynamics.

The Advisor attempts to consistently apply leverage to increase the Fund’s exposure to -200% of COHR, and expects to rebalance the Fund’s holdings daily to maintain such exposure. Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single-trading day will be the result of each day’s returns compounded over the period, which will very likely differ from -200% of the return of COHR over the same period. As a result of its investment strategies, the Fund will be concentrated in the industry assigned to COHR (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure to the industry assigned to COHR). COHR is assigned to the Semiconductor Equipment & Materials industry as of the date of this prospectus.

Additionally, the Fund may invest all available cash in the Fund’s portfolio in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short-term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality (“Collateral Investments”).

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”), which means that it may invest more of its assets in a smaller number of issuers than “diversified” funds. The Fund may engage in frequent and active trading.

COHR is a vertically integrated manufacturing company that develops, manufactures, and markets lasers, transceivers, and other optical and optoelectronic devices, modules, and systems, as well as engineered materials, for use in the communications, industrial, instrumentation and electronics markets. COHR is headquartered in Saxonburg, Pennsylvania. As of May 8, 2026, COHR had a market capitalization of approximately $65.6 billion.

COHR is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by COHR pursuant to the Exchange Act can be located by reference to the SEC file number 001-39375 through the SEC’s website at www.sec.gov. In addition, information regarding COHR may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

The Fund has derived all disclosures contained in this document regarding COHR from the publicly available documents described above. In connection with the offering of the Fund’s securities, none of the Fund, the Trust, the Advisor or any of their respective affiliates has participated in the preparation of such documents. The Advisor has not made any due diligence inquiry with respect to the data or information underlying the publicly available information of COHR. None of the Fund, the Trust, the Advisor or any of their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding COHR is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of COHR have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning COHR could affect the value of the Fund’s investments with respect to COHR and therefore the value of the Fund.

None of the Trust, the Fund, the Advisor or any of their respective affiliates makes any representation to you as to the performance of COHR.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market circumstances, the Fund will maintain at least 80% exposure to financial instruments that provide two times inverse leveraged exposure to the daily performance of COHR.
Strategy Portfolio Concentration [Text]	As a result of its investment strategies, the Fund will be concentrated in the industry assigned to COHR (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure to the industry assigned to COHR). COHR is assigned to the Semiconductor Equipment & Materials industry as of the date of this prospectus.
Tradr 2X Short DRAM Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal market circumstances, the Fund will maintain at least 80% exposure to financial instruments that provide two times inverse leveraged exposure to the daily performance of DRAM. The Fund is an actively-managed ETF that seeks to achieve on a daily basis, before fees and expenses, -200% performance of DRAM for a single-trading day, not for any other period, by entering into one or more swaps and/or purchasing listed options on DRAM and/or investing directly in DRAM. A “single-trading day” is measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation. However, the use of option contracts or direct investments in DRAM is typically less efficient than swaps and may increase the likelihood that the Fund is unable to achieve its daily inverse -2X objective.

The Fund will enter into one or more swaps with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on DRAM. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing DRAM. If the Advisor determines to use options, the Fund may purchase a combination of exchange traded call and put options, including FLexible EXchange® Options (“FLEX Options”). FLEX Options are customized options contracts that trade on an exchange but provide investors with the ability to customize key contract terms like strike price, style and expiration date while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over-the-counter (“OTC”) options positions. Like traditional exchange-traded options, FLEX Options are guaranteed for settlement by the Options Clearing Corporation (“OCC”), a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts. The FLEX Options are listed on the Exchange. The Fund may take delivery of shares of DRAM if it chooses to exercise a call option and either hold or sell the shares in the secondary markets.

Additionally, the Fund may use other option strategies to produce similar exposure to DRAM, like buying calls and selling puts with identical strike prices. Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the asset, in case of certain call options) and the seller (i.e., the writer) the obligation to sell the asset

(or deliver cash value of the asset, in case of certain call options) at a certain defined price. In situations where swap availability is constrained, the Fund may rely more heavily on options contracts. Additionally, the Fund may use options in response to changing market dynamics.

The Advisor attempts to consistently apply leverage to increase the Fund’s exposure to -200% of DRAM, and expects to rebalance the Fund’s holdings daily to maintain such exposure. Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single-trading day will be the result of each day’s returns compounded over the period, which will very likely differ from -200% of the return of DRAM over the same period. As a result of its investment strategies, the Fund will be concentrated in (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure) to approximately the same extent as DRAM is so concentrated.

Additionally, the Fund may invest all available cash in the Fund’s portfolio in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short-term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality (“Collateral Investments”).

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”), which means that it may invest more of its assets in a smaller number of issuers than “diversified” funds. The Fund may engage in frequent and active trading.

DRAM is an actively managed ETF that seeks to achieve its investment objective by investing in the equity securities of companies with at least 50% of their revenues or profits attributable to the development or manufacturing of one or more of the following semiconductor memory products (“Memory Companies”):

•   High bandwidth memory technology,

•   Dynamic random-access memory technology,

•   NAND (Not AND) flash memory (a type of storage that keeps data even when the power is turned off and is commonly found in smartphones, USB flash drives, memory cards and solid-state drives (a semiconductor-based storage device)),

•   NOR (Not OR) flash memory (a type of storage that keeps data even when the power is turned off and which is optimized for fast random access),

•   Hard disc drives, or

•   Specialty and embedded memory.

DRAM invests significantly in the securities of South Korean and other Asian issuers. As of May 8, 2026, DRAM had net assets of approximately $6.2 billion.

DRAM is registered under the Securities Act of 1933, as amended (the “1933 Act”) and the Investment Company Act of 1940, as amended (the “1940 Act”). Information provided to or filed with the SEC by DRAM pursuant to the 1933 Act and 1940 Act can be located by reference to the SEC file numbers 333-273052 and 811-23887 through the SEC’s website at www.sec.gov. In addition, information regarding DRAM may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

The Fund has derived all disclosures contained in this document regarding DRAM from the publicly available documents described above. In connection with the offering of the Fund’s securities, none of the Fund, the Trust, the Advisor or any of their respective affiliates has participated in the preparation of such documents.

The Advisor has not made any due diligence inquiry with respect to the data or information underlying the publicly available information of DRAM. None of the Fund, the Trust, the Advisor or any of their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding DRAM is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of DRAM have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning DRAM could affect the value of the Fund’s investments with respect to DRAM and therefore the value of the Fund.

None of the Trust, the Fund, the Advisor or any of their respective affiliates makes any representation to you as to the performance of DRAM.

THE TRADR 2X SHORT DRAM DAILY ETF, INVESTMENT MANAGERS SERIES TRUST II, AND AXS INVESTMENTS LLC ARE NOT AFFILIATED WITH DRAM, ROUNDHILL ETF TRUST, OR ROUNDHILL FINANCIAL INC.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market circumstances, the Fund will maintain at least 80% exposure to financial instruments that provide two times inverse leveraged exposure to the daily performance of DRAM.
Strategy Portfolio Concentration [Text]	As a result of its investment strategies, the Fund will be concentrated in (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure) to approximately the same extent as DRAM is so concentrated.
Tradr 2X Short META Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal market circumstances, the Fund will maintain at least 80% exposure to financial instruments that provide two times inverse leveraged exposure to the daily performance of META. This may include META stock in addition to financial instruments discussed below. The Fund is an actively-managed ETF that seeks to achieve on a daily basis, before fees and expenses, -200% performance of META for a single-trading day, not for any other period, by entering into one or more swaps and/or purchasing listed options on META and/or investing directly in the common stock of META. A “single-trading day” is measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation. However, the use of option contracts or direct investments in common stock of META is typically less efficient than swaps and may increase the likelihood that the Fund is unable to achieve its daily inverse -2X objective.

The Fund will enter into one or more swaps with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on META. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing META. If the Advisor determines to use options, the Fund may purchase a combination of exchange traded call and put options, including FLexible EXchange® Options (“FLEX Options”). FLEX Options are customized options contracts that trade on an exchange but provide investors with the ability to customize key contract terms like strike price, style and expiration date while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over-the-counter (“OTC”) options positions. Like traditional exchange-traded options, FLEX Options are guaranteed for settlement by the Options Clearing Corporation (“OCC”), a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts. The FLEX Options are listed on the Exchange. The Fund may take delivery of META stock if it chooses to exercise a call option and either hold or sell the stock in the secondary markets.

Additionally, the Fund may use other option strategies to produce similar exposure to META, like buying calls and selling puts with identical strike prices. Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the asset, in case of certain call options) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the asset, in case of certain call options) at a certain defined price. In situations where swap availability is constrained, the Fund may rely more heavily on options contracts. Additionally, the Fund may use options in response to changing market dynamics.

The Advisor attempts to consistently apply leverage to increase the Fund’s exposure to -200% of META, and expects to rebalance the Fund’s holdings daily to maintain such exposure. Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single-trading day will be the result of each day’s returns compounded over the period, which will very likely differ from -200% of the return of META over the same period. As a result of its investment strategies, the Fund will be concentrated in the industry assigned to META (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure to the industry assigned to META). META is assigned to the Internet Content and Information industry as of the date of this prospectus.

Additionally, the Fund may invest all available cash in the Fund’s portfolio in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short-term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality (“Collateral Investments”).

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”), which means that it may invest more of its assets in a smaller number of issuers than “diversified” funds. The Fund may engage in frequent and active trading.

META focuses on building technologies that enable human connection. META’s products enable people to connect and share through mobile devices, personal computers, virtual reality (“VR”) headsets, and artificial intelligence (“AI”) glasses. META innovates in AI technologies to build transformative experiences and capabilities across its Family of Apps and new platforms. META is headquartered in Menlo Park, California. As of May 8, 2026, META had a market capitalization of approximately $1.6 trillion.

META is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by META pursuant to the Exchange Act can be located by reference to the SEC file number 001-35551 through the SEC’s website at www.sec.gov. In addition, information regarding META may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

The Fund has derived all disclosures contained in this document regarding META from the publicly available documents described above. In connection with the offering of the Fund’s securities, none of the Fund, the Trust, the Advisor or any of their respective affiliates has participated in the preparation of such documents. The Advisor has not made any due diligence inquiry with respect to the data or information underlying the publicly available information of META. None of the Fund, the Trust, the Advisor or any of their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding META is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of META have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning META could affect the value of the Fund’s investments with respect to META and therefore the value of the Fund.

None of the Trust, the Fund, the Advisor or any of their respective affiliates makes any representation to you as to the performance of META.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market circumstances, the Fund will maintain at least 80% exposure to financial instruments that provide two times inverse leveraged exposure to the daily performance of META.
Strategy Portfolio Concentration [Text]	As a result of its investment strategies, the Fund will be concentrated in the industry assigned to META (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure to the industry assigned to META). META is assigned to the Internet Content and Information industry as of the date of this prospectus.
Tradr 2X Short MSFT Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal market circumstances, the Fund will maintain at least 80% exposure to financial instruments that provide two times inverse leveraged exposure to the daily performance of MSFT. This may include MSFT stock in addition to financial instruments discussed below. The Fund is an actively-managed ETF that seeks to achieve on a daily basis, before fees and expenses, -200% performance of MSFT for a single-trading day, not for any other period, by entering into one or more swaps and/or purchasing listed options on MSFT and/or investing directly in the common stock of MSFT. A “single-trading day” is measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation. However, the use of option contracts or direct investments in common stock of MSFT is typically less efficient than swaps and may increase the likelihood that the Fund is unable to achieve its daily inverse -2X objective.

The Fund will enter into one or more swaps with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on MSFT. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing MSFT. If the Advisor determines to use options, the Fund may purchase a combination of exchange traded call and put options, including FLexible EXchange® Options (“FLEX Options”). FLEX Options are customized options contracts that trade on an exchange but provide investors with the ability to customize key contract terms like strike price, style and expiration date while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over-the-counter (“OTC”) options positions. Like traditional exchange-traded options, FLEX Options are guaranteed for settlement by the Options Clearing Corporation (“OCC”), a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts. The FLEX Options are listed on the Exchange. The Fund may take delivery of MSFT stock if it chooses to exercise a call option and either hold or sell the stock in the secondary markets.

Additionally, the Fund may use other option strategies to produce similar exposure to MSFT, like buying calls and selling puts with identical strike prices. Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the asset, in case of certain call options) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the asset, in case of certain call options) at a certain defined price. In situations where swap availability is constrained, the Fund may rely more heavily on options contracts. Additionally, the Fund may use options in response to changing market dynamics.

The Advisor attempts to consistently apply leverage to increase the Fund’s exposure to -200% of MSFT, and expects to rebalance the Fund’s holdings daily to maintain such exposure. Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single-trading day will be the result of each day’s returns compounded over the period, which will very likely differ from -200% of the return of MSFT over the same period. As a result of its investment strategies, the Fund will be concentrated in the industry assigned to MSFT (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure to the industry assigned to MSFT). MSFT is assigned to the Computer Software industry as of the date of this prospectus.

Additionally, the Fund may invest all available cash in the Fund’s portfolio in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short-term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality (“Collateral Investments”).

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”), which means that it may invest more of its assets in a smaller number of issuers than “diversified” funds. The Fund may engage in frequent and active trading.

MSFT is a technology company committed to making digital technology and artificial intelligence (“AI”) available broadly and doing so responsibly. MSFT develops and supports a broad portfolio of technology solutions for individuals and businesses, focusing on secure, trusted, and innovative platforms and tools that meet evolving customer needs across cloud computing, productivity and collaboration, and personal computing. MSFT is headquartered in Redmond, Washington. As of May 8, 2026, MSFT had a market capitalization of approximately $3.1 trillion.

MSFT is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by MSFT pursuant to the Exchange Act can be located by reference to the SEC file number 001-37845 through the SEC’s website at www.sec.gov. In addition, information regarding MSFT may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

The Fund has derived all disclosures contained in this document regarding MSFT from the publicly available documents described above. In connection with the offering of the Fund’s securities, none of the Fund, the Trust, the Advisor or any of their respective affiliates has participated in the preparation of such documents. The Advisor has not made any due diligence inquiry with respect to the data or information underlying the publicly available information of MSFT. None of the Fund, the Trust, the Advisor or any of their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding MSFT is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of MSFT have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning MSFT could affect the value of the Fund’s investments with respect to MSFT and therefore the value of the Fund.

None of the Trust, the Fund, the Advisor or any of their respective affiliates makes any representation to you as to the performance of MSFT.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market circumstances, the Fund will maintain at least 80% exposure to financial instruments that provide two times inverse leveraged exposure to the daily performance of MSFT.
Strategy Portfolio Concentration [Text]	As a result of its investment strategies, the Fund will be concentrated in the industry assigned to MSFT (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure to the industry assigned to MSFT). MSFT is assigned to the Computer Software industry as of the date of this prospectus.
Tradr 2X Short MU Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal market circumstances, the Fund will maintain at least 80% exposure to financial instruments that provide two times inverse leveraged exposure to the daily performance of MU. This may include MU stock in addition to financial instruments discussed below. The Fund is an actively-managed ETF that seeks to achieve on a daily basis, before fees and expenses, -200% performance of MU for a single-trading day, not for any other period, by entering into one or more swaps and/or purchasing listed options on MU and/or investing directly in the common stock of MU. A “single-trading day” is measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation. However, the use of option contracts or direct investments in common stock of MU is typically less efficient than swaps and may increase the likelihood that the Fund is unable to achieve its daily inverse -2X objective.

The Fund will enter into one or more swaps with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on MU. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing MU. If the Advisor determines to use options, the Fund may purchase a combination of exchange traded call and put options, including FLexible EXchange® Options (“FLEX Options”). FLEX Options are customized options contracts that trade on an exchange but provide investors with the ability to customize key contract terms like strike price, style and expiration date while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over-the-counter (“OTC”) options positions. Like traditional exchange-traded options, FLEX Options are guaranteed for settlement by the Options Clearing Corporation (“OCC”), a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts. The FLEX Options are listed on the Exchange. The Fund may take delivery of MU stock if it chooses to exercise a call option and either hold or sell the stock in the secondary markets.

Additionally, the Fund may use other option strategies to produce similar exposure to MU, like buying calls and selling puts with identical strike prices. Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the asset, in case of certain call options) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the asset, in case of certain call options) at a certain defined price. In situations where swap availability is constrained, the Fund may rely more heavily on options contracts. Additionally, the Fund may use options in response to changing market dynamics.

The Advisor attempts to consistently apply leverage to increase the Fund’s exposure to -200% of MU, and expects to rebalance the Fund’s holdings daily to maintain such exposure. Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single-trading day will be the result of each day’s returns compounded over the period, which will very likely differ from -200% of the return of MU over the same period. As a result of its investment strategies, the Fund will be concentrated in the industry assigned to MU (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure to the industry assigned to MU). MU is assigned to the Semiconductor industry as of the date of this prospectus.

Additionally, the Fund may invest all available cash in the Fund’s portfolio in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short-term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality (“Collateral Investments”).

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”), which means that it may invest more of its assets in a smaller number of issuers than “diversified” funds. The Fund may engage in frequent and active trading.

MU provides innovative memory and storage solutions transforming how the world uses information to enrich life for all. MU offers a rich portfolio of high-performance Dynamic random-access memory, NAND (Not AND) flash memory (a type of storage that keeps data even when the power is turned off and is commonly found in smartphones, USB flash drives, memory cards and solid-state drives) and NOR (Not OR) flash technology (a type of storage that keeps data even when the power is turned off and is optimized for fast random access) memory and storage products through its Micron® and Crucial® brands. MU is headquartered in Boise, Idaho. As of May 8, 2026, MU had a market capitalization of approximately $729.2 billion.

MU is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by MU pursuant to the Exchange Act can be located by reference to the SEC file number 001-10658 through the SEC’s website at www.sec.gov. In addition, information regarding MU may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

The Fund has derived all disclosures contained in this document regarding MU from the publicly available documents described above. In connection with the offering of the Fund’s securities, none of the Fund, the Trust, the Advisor or any of their respective affiliates has participated in the preparation of such documents. The Advisor has not made any due diligence inquiry with respect to the data or information underlying the publicly available information of MU. None of the Fund, the Trust, the Advisor or any of their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding MU is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of MU have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning MU could affect the value of the Fund’s investments with respect to MU and therefore the value of the Fund.

None of the Trust, the Fund, the Advisor or any of their respective affiliates makes any representation to you as to the performance of MU.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market circumstances, the Fund will maintain at least 80% exposure to financial instruments that provide two times inverse leveraged exposure to the daily performance of MU.
Strategy Portfolio Concentration [Text]	As a result of its investment strategies, the Fund will be concentrated in the industry assigned to MU (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure to the industry assigned to MU). MU is assigned to the Semiconductor industry as of the date of this prospectus.